Marketable Securities - Schedule of marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketables Securities [Abstract]
Balance, beginning of year	$ 218	$ 1,534
Proceeds from disposition of marketable securities at fair value	(111)	(1,110)
Change in fair value of marketable securities	(97)	(143)	$ (364)
Foreign currency translation adjustment	6	(63)
Balance, end of year	$ 16	$ 218	$ 1,534